Derivative Instruments and Hedging Activities (Details) - Schedule of Trading Gains (Losses) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ 518,499	$ 196,489	$ (2,399,103)
Future [Member] | Agriculture Derivative [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(42,004)	441,400	(361,619)
Future [Member] | Foreign Exchange Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	790,640	(221,046)	(598,618)
Future [Member] | Energy Related Derivative [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	126,535	(430,320)	(483,184)
Future [Member] | Credit Risk Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(566,210)	394,694	(655,571)
Future [Member] | Interest Rate Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	188,370	(204,765)	162,682
Future [Member] | Metal Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	21,168	229,275	(462,793)
Future [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ 518,499	$ 209,238	$ (2,399,103)